Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 280	$ 265	$ 235
Interest cost	248	219	235
Expected return on plan assets	(481)	(450)	(403)
Prior service cost (credit) amortization	(2)	(2)
Actuarial loss (gain) amortization	140	169	134
Net periodic benefit cost	185	201	201
Net actuarial gain (loss) arising during the year	523	398	(420)
Net actuarial loss (gain) amortized during the year	140	169	134
Net prior service (cost) credit arising during the year	(2)		18
Net prior service cost (credit) amortized during the year	(2)	(2)
Total recognized in other comprehensive income (loss)	659	565	(268)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	474	364	(469)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	1	1	1
Expected return on plan assets			(3)
Prior service cost (credit) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(7)	(7)	(6)
Net periodic benefit cost	(9)	(9)	(11)
Net actuarial gain (loss) arising during the year	5	2	1
Net actuarial loss (gain) amortized during the year	(7)	(7)	(6)
Net prior service cost (credit) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	(5)	(8)	(8)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 4	$ 1	$ 3